Risk and Capital Management (Details 6) - BRL (R$) R$ in Millions		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	[1]	R$ 1,247,113	R$ 1,084,452
At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		901,680	722,835
At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		889,977	714,622
At fair value [member] | Stage Two [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		11,106	7,771
At fair value [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		597	442
At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		893,138	727,142
At cost [member] | Stage Two [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		12,404	8,818
At cost [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		1,473	2,389
Investment funds [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		26,570	32,491
Investment funds [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		20,559	27,140
Investment funds [member] | At fair value [member] | Stage Two [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		5,971	5,259
Investment funds [member] | At fair value [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		40	92
Investment funds [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		21,030	27,660
Investment funds [member] | At cost [member] | Stage Two [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		5,971	5,259
Investment funds [member] | At cost [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		40	92
Brazilian Government Securities [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		610,756	479,241
Brazilian Government Securities [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		610,756	479,241
Brazilian Government Securities [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		610,088	483,477
Brazilian Government [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		520,964	394,082
Brazilian Government [Member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		520,964	394,082
Brazilian Government [Member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		520,375	397,794
Other Government [Member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		36	36
Government Securities – Other Countries [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		35,180	35,213
Government Securities – Other Countries [member] | At fair value [member] | Latin America [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		54,612	49,946
Government Securities – Other Countries [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		35,180	35,213
Government Securities – Other Countries [member] | At fair value [member] | Stage One [member] | Latin America [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		54,612	49,946
Government Securities – Other Countries [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		35,234	35,272
Government Securities – Other Countries [member] | At cost [member] | Stage One [member] | Latin America [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		54,443	50,375
Corporates Debt Securities [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		264,354	211,103
Corporates Debt Securities [member] | At fair value [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		42,159	28,896
Corporates Debt Securities [member] | At fair value [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		7,562	7,214
Corporates Debt Securities [member] | At fair value [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		191	1,172
Corporates Debt Securities [member] | At fair value [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		135,134	110,075
Corporates Debt Securities [member] | At fair value [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		7,037	8,770
Corporates Debt Securities [member] | At fair value [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		24,125	19,504
Corporates Debt Securities [member] | At fair value [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		12,832	11,250
Corporates Debt Securities [member] | At fair value [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		35,314	24,222
Corporates Debt Securities [member] | At fair value [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		258,662	208,241
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		41,646	28,618
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		7,562	7,214
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		181	1,172
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		131,279	108,140
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		6,859	8,770
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		24,114	19,504
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		12,472	11,250
Corporates Debt Securities [member] | At fair value [member] | Stage One [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		34,549	23,573
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		5,135	2,512
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		310	262
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		10
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		3,530	1,610
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		171
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		11
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		360
Corporates Debt Securities [member] | At fair value [member] | Stage Two [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		743	640
Corporates Debt Securities [member] | At fair value [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		557	350
Corporates Debt Securities [member] | At fair value [member] | Stage three [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		203	16
Corporates Debt Securities [member] | At fair value [member] | Stage three [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		325	325
Corporates Debt Securities [member] | At fair value [member] | Stage three [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		7
Corporates Debt Securities [member] | At fair value [member] | Stage three [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		22	9
Corporates Debt Securities [member] | At cost [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		262,020	216,005
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		41,685	28,670
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		7,631	7,318
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		181	1,172
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		132,727	110,732
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		6,858	9,035
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		24,114	19,535
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		12,503	11,251
Corporates Debt Securities [member] | At cost [member] | Stage One [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		36,321	28,292
Corporates Debt Securities [member] | At cost [member] | Stage Two [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		6,433	3,559
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		322	287
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		10
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		4,693	2,470
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		175
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		13
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		361
Corporates Debt Securities [member] | At cost [member] | Stage Two [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		859	802
Corporates Debt Securities [member] | At cost [member] | Stage three [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		1,433	2,297
Corporates Debt Securities [member] | At cost [member] | Stage three [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		331	29
Corporates Debt Securities [member] | At cost [member] | Stage three [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		842	2,037
Corporates Debt Securities [member] | At cost [member] | Stage three [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		24
Corporates Debt Securities [member] | At cost [member] | Stage three [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		R$ 236	R$ 231

[1]	Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.